Other Payables and Accrued Expenses	3 Months Ended
Mar. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
13.	Other Payables and Accrued Expenses

Other payables and accrued expenses, which reflect amounts due from non-trade activity, consist of the following at:

	March 31, 2016	December 31, 2015
Accrued expenses	$87,376	$28,728
Accrued interest	126,953	108,731
Accrued warranty expense	65,000	50,000
Accrued payroll and benefits	155,304	124,183
Unearned revenue	100,483	79,666
Other payables and accrued expenses	$535,116	$391,308